CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Capital Management [Abstract]
Total partnership capital	$ 13,474	$ 9,644	$ 7,176	$ 6,322
Non-controlling interest - in operating subsidiaries	(5,875)	(2,771)
Deficit	1,366	697
Accumulated other comprehensive income	(1,257)	(1,074)
Ownership changes	(109)	(109)
Invested Capital	$ 7,599	$ 6,387	$ 5,452
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%